Investment Risks - Non-Diversification Risk [Member]	Nov. 18, 2025
Large Cap Index Fund | SIIT LARGE CAP INDEX FUND
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.

S&P 500 Index Fund | SIIT S&P 500 Index Fund
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.

Extended Market Index Fund | SIIT Extended Market Index Fund
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk—In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrences, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares.